Financial risk management and financial instruments - Credit risk (Details) - Trade receivables - Credit risk $ in Thousands	May 31, 2019 CAD ($)
Financial risk management and financial instruments
Financial assets	$ 25,488
0-30 days
Financial risk management and financial instruments
Financial assets	$ 20,777
% outstanding	82.00%
31-60 days
Financial risk management and financial instruments
Financial assets	$ 3,333
% outstanding	13.00%
61-90 days
Financial risk management and financial instruments
Financial assets	$ 237
% outstanding	1.00%
90+ days
Financial risk management and financial instruments
Financial assets	$ 1,141
% outstanding	4.00%